TAXES - Deferred Tax Assets (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Deferred tax assets:
Net operating loss carry-forwards		$ 31,579
Allowance for doubtful accounts	$ 117,091	108,798
Total	117,091	140,377
Valuation allowance	0	0	$ 0
Total deferred tax assets	$ 117,091	$ 140,377